Short Term Debt (Narrative) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 1,762		CAD 18
Revolving Credit Facility [Member] | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 436	$ 325
Line of Credit Facility, Expiration Date	Dec. 17, 2018
Revolving Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 403	300
Line of Credit Facility, Expiration Date	Dec. 17, 2018
Accounts Receivable Revolving Credit Facility | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 201	150
Line of Credit Facility, Expiration Date	Mar. 23, 2018
Accounts Receivable Revolving Credit Facility | New Mexico Gas Company [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 168	125
Line of Credit Facility, Expiration Date	Dec. 17, 2018
Finance Term Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 537	$ 400
Line of Credit Facility, Expiration Date	Mar. 14, 2017